Item 1. Report to Shareholders

T. Rowe Price Tax-Efficient Growth Fund
--------------------------------------------------------------------------------
August 31, 2003

                                                                      Certified
                                                                      Semiannual
                                                                      Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Tax-Efficient Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------
                      6 Months        Year                             7/30/99
                         Ended       Ended                             Through
                       8/31/03     2/28/03     2/28/02     2/28/01     2/29/00

NET ASSET VALUE

Beginning
of period            $    7.08   $    9.28   $   10.18   $   11.03   $   10.00

Investment
activities

  Net investment
  income (loss)            --          --        (0.01)      (0.03)      (0.01)*

  Net realized and
  unrealized gain
  (loss)                  1.65       (2.20)      (0.89)      (0.82)       1.04

  Total from
  investment
  activities              1.65       (2.20)      (0.90)      (0.85)       1.03

NET ASSET VALUE

End of
period               $    8.73   $    7.08   $    9.28   $   10.18   $   11.03
                     -----------------------------------------------------------

Ratios/
Supplemental Data

Total return^          23.31%     (23.71)%     (8.84)%     (7.71)%      10.30%*

Ratio of total
expenses to
average net
assets                  1.08%!       1.08%       1.04%       1.04%       1.10%*!

Ratio of net
investment income
(loss) to average
net assets            (0.06)%!       0.02%     (0.10)%     (0.26)%     (0.11)%*!

Portfolio
turnover rate           18.2%!       17.6%        8.5%       12.0%       23.4%!

Net assets,
end of period
(in thousands)       $  72,938   $  56,955   $  75,688   $  83,608    $  72,336

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

* Excludes expenses in excess of a 1.10% contractual expense limitation in effect through 2/28/01.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Efficient Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          August 31, 2003

Statement of Net Assets                             Shares                Value
--------------------------------------------------------------------------------
                                                                   In thousands

Common Stocks  99.8%

CONSUMER DISCRETIONARY  17.4%

Automobiles  0.8%

Harley-Davidson                                     11,500      $           573

                                                                            573

Hotels, Restaurants & Leisure  0.5%

International Game Technology                        4,000                  103

Starbucks *                                          9,800                  279

                                                                            382
Internet & Catalog Retail  1.0%

e-Bay *                                             13,000                  720

                                                                            720

Media  10.3%

AOL Time Warner *                                   41,250                  675

Clear Channel Communications *                      33,652                1,518

Disney                                              30,800                  631

McGraw-Hill                                         14,000                  854

Omnicom                                             14,300                1,117

Univision Communications, Class A *(ss.)            13,000                  487

Viacom, Class B *                                   36,905                1,661

WPP Group ADR                                       13,000                  597

                                                                          7,540

Multiline Retail  1.3%

Dollar General                                      25,600                  587

Family Dollar Stores                                 9,000                  361

                                                                            948

Specialty Retail  3.1%

Bed Bath & Beyond *                                  8,500                  366

Home Depot                                          29,000                  933

Tiffany                                             18,200                  708

Williams-Sonoma *                                    8,000                  245

                                                                          2,252

Textiles, Apparel, & Luxury Goods  0.4%

Nike, Class B                                        5,200                  296

Total Consumer Discretionary                                             12,711

CONSUMER STAPLES  11.2%

Beverages  3.1%

Anheuser-Busch                                       5,100      $           263

Coca-Cola                                           27,300                1,188

PepsiCo                                             18,000                  802

                                                                          2,253

Food & Staples Retailing  4.7%

CVS                                                  9,500                  310

Sysco                                               17,200                  541

Wal-Mart                                            33,200                1,964

Walgreen                                            17,800                  580

                                                                          3,395

Food Products  0.7%

General Mills                                        5,800                  269

Wrigley                                              5,200                  276

                                                                            545

Household Products  1.8%

Colgate-Palmolive                                    5,700                  315

Kimberly-Clark                                       3,600                  184

Procter & Gamble                                     9,500                  829

                                                                          1,328

Personal Products  0.9%

Avon                                                 4,300                  276

Gillette                                            11,500                  373

                                                                            649

Total Consumer Staples                                                    8,170

FINANCIALS  19.4%

Capital Markets  6.4%

Bank of New York                                    21,700                  638

Charles Schwab                                      33,280                  361

Franklin Resources                                  14,000                  605

Mellon Financial                                    10,000                  314

Northern Trust                                      31,900                1,347

State Street                                        31,400                1,380

                                                                          4,645

Commercial Banks  1.0%

Wells Fargo                                         14,000                  702

Consumer Finance  1.0%

American Express                                     8,100      $           365

SLM Corporation                                      8,500                  341

                                                                            706

Diversified Financial Services  3.0%

Citigroup                                           42,800                1,855

Moody's                                              6,700                  348

                                                                          2,203

Insurance  4.8%

AMBAC                                                7,500                  487

American International Group                        29,790                1,775

Marsh & McLennan                                    25,000                1,250

                                                                          3,512

Thrifts & Mortgage Finance  3.2%

Fannie Mae                                          20,700                1,341

Freddie Mac                                         19,200                1,021

                                                                          2,362

Total Financials                                                         14,130

HEALTH CARE  18.3%

Biotechnology  1.5%

Amgen *                                             16,700                1,101

                                                                          1,101

Health Care Equipment & Supplies  2.7%

Baxter International                                 8,500                  239

Guidant                                              4,800                  241

Medtronic                                           25,700                1,274

Stryker                                              3,000                  227

                                                                          1,981

Health Care Providers & Services  3.6%

Cardinal Health                                     10,600                  603

Medco *                                              2,532                   68

UnitedHealth Group                                  20,000                  989

WellPoint Health Networks *                         12,300                  959

                                                                          2,619

Pharmaceuticals  10.5%

Abbott Laboratories                                 14,900                  601

AstraZeneca ADR                                      5,200                  206

Eli Lilly                                           14,000                  931

GlaxoSmithKline ADR                                 16,076      $           624

Johnson & Johnson                                   23,500                1,165

Merck                                               21,000                1,057

Pfizer                                              75,047                2,245

Wyeth                                               18,800                  806

                                                                          7,635

Total Health Care                                                        13,336

INDUSTRIALS & BUSINESS SERVICES  6.7%

Aerospace & Defense  0.3%

Boeing                                               6,600                  247

                                                                            247

Air Freight & Logistics  0.4%

Expeditors International of Washington               7,400                  279

                                                                            279

Commercial Services & Supplies  2.6%

Apollo Group, Class A *                              5,750                  368

ChoicePoint *                                        8,000                  314

Cintas                                              10,250                  409

Devry *                                              9,900                  257

Equifax                                              9,000                  207

Robert Half International *                         16,400                  365

                                                                          1,920

Industrial Conglomerates  3.1%

3M                                                     600                   85

GE                                                  74,300                2,197

                                                                          2,282

Machinery  0.3%

Illinois Tool Works                                  2,500                  181

                                                                            181

Total Industrials & Business Services                                     4,909

INFORMATION TECHNOLOGY  25.6%

Communications Equipment  2.0%

Cisco Systems *                                     72,000                1,379

Nokia ADR                                            5,000                   81

                                                                          1,460

Computer & Peripherals  1.5%

Dell *                                              25,500      $           832

EMC *                                               20,000                  255

                                                                          1,087

Electronic Equipment & Instruments  0.4%

Molex, Class A                                      11,125                  283

                                                                            283

Internet Software & Services  1.0%

InterActiveCorp *                                   12,500                  463

Monster Worldwide *                                 10,500                  287

                                                                            750

IT Services  4.1%

Automatic Data Processing                           15,200                  607

Certegy *                                           13,500                  408

First Data                                          33,200                1,275

Paychex                                             18,750                  675

                                                                          2,965

Semiconductor & Semiconductor Equipment  11.3%

Altera *                                            36,500                  819

Analog Devices *                                    18,300                  750

Applied Materials *                                 21,500                  464

Broadcom, Class A *                                 10,500                  287

Intel                                               56,100                1,606

Linear Technology                                   31,600                1,303

Maxim Integrated Products                           27,500                1,235

Microchip Technology                                10,000                  280

Texas Instruments                                   33,100                  789

Xilinx *                                            23,800                  734

                                                                          8,267

Software  5.3%

BMC Software *                                      10,000                  147

Computer Associates                                 11,000                  282

Intuit *                                             9,000                  408

Microsoft                                           91,600                2,429

Oracle *                                            48,200                  616

                                                                          3,882

Total Information Technology                                             18,694

MATERIALS  0.6%

Chemicals  0.6%

Ecolab                                               8,000      $           206

Valspar                                              4,500                  209

Total Materials                                                             415

TELECOMMUNICATION SERVICES  0.6%

Wireless Telecommunication Services  0.6%

Vodafone ADR                                        25,100                  459

Total Telecommunication Services                                            459

Total Common Stocks (Cost  $66,787)                                      72,824

Short-Term Investments  0.4%

Money Market Fund  0.4%

T. Rowe Price Reserve Investment
Fund, 1.09% #                                      279,769                  280

Total Short-Term Investments (Cost  $280)                                   280

SECURITIES LENDING COLLATERAL 0.7%

Money Market Pooled Account 0.7%

State Street Bank and Trust Company of
New Hampshire, NA., Securities
Lending Quality Trust units                        484,250                  484

Total Securities Lending Collateral (Cost $484)                             484

Total Investments in Securities

100.9% of Net Assets (Cost $67,551)                        $             73,588

Other Assets Less Liabilities                                              (650)

NET ASSETS                                                 $             72,938
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                 (2)

Undistributed net realized gain (loss)                                  (20,740)

Net unrealized gain (loss)                                                6,037

Paid-in-capital applicable to 8,359,147
shares of $0.0001 parvalue capital stock
outstanding; 1,000,000,000 shares of the
Corporation authorized                                                   87,643

NET ASSETS                                                 $             72,938
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $               8.73
                                                           --------------------

#     Seven-day yield

*     Non-income producing

(ss.) All or a portion of this security is on loan at August 31, 2003 -
      See Note 2

ADR   American Depository Receipts

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Efficient Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                        6 Months
                                                                        Ended
                                                                        8/31/03

Investment Income (Loss)

Income

  Dividend                                                 $                334

  Income distributions from mutual funds                                      1

  Securities lending                                                          1

  Total income                                                              336

Expenses

  Investment management                                                     205

  Shareholder servicing                                                      61

  Custody and accounting                                                     49

  Registration                                                               15

  Prospectus and shareholder reports                                         12

  Legal and audit                                                             7

  Directors                                                                   3

  Miscellaneous                                                               3

  Total expenses                                                            355

Net investment income (loss)                                                (19)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                   (2,777)

Change in net unrealized gain (loss) on securities                       16,085

Net realized and unrealized gain (loss)                                  13,308

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             13,289
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Efficient Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                    6 Months            Year
                                                    Ended               Ended
                                                    8/31/03             2/28/03

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $           (19)     $            16

  Net realized gain (loss)                          (2,777)              (4,133)

  Change in net unrealized
  gain (loss)                                       16,085              (14,145)

  Increase (decrease) in net
  assets from operations                            13,289              (18,262)

Capital share transactions *

  Shares sold                                        6,465                8,134

  Shares redeemed                                   (3,781)              (8,615)

  Redemption fees received                              10                   10

  Increase (decrease) in net assets
  from capital share transactions                    2,694                 (471)

Net Assets

Increase (decrease) during period                   15,983              (18,733)

Beginning of period                                 56,955               75,688

End of period                              $        72,938      $        56,955
                                           ---------------      ---------------

*Share information

  Shares sold                                          796                  983

  Shares redeemed                                     (481)              (1,094)

  Increase (decrease) in shares outstanding            315                 (111)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Efficient Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Growth Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 30, 1999. The fund seeks attractive long-term capital appreciation on an after-tax basis.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Expenses Paid Indirectly
Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

Redemption Fees
A 1% fee is assessed on redemptions of fund shares held less than two years. Such fees are deducted from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At August 31, 2003, the value of loaned securities was $487,000; aggregate collateral consisted of $484,000 in the money market pooled trust.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $8,735,000 and $5,920,000, respectively, for the six months ended August 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2003.

For tax purposes, the fund has elected to treat net capital losses realized between November 1 and February 28 of each year as occurring on the first day of the following tax year; consequently, $912,000 of realized losses recognized for financial reporting purposes in the year ended February 28, 2003 were recognized for tax purposes on March 1, 2003. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of February 28, 2003, the fund had $17,051,000 of unused capital loss carryforwards, of which $1,717,000 expire in 2008, $4,793,000 expire in 2009, and $10,541,000 expire thereafter through 2011.

At August 31, 2003, the cost of investments for federal income tax purposes was $67,551,000. Net unrealized gain aggregated $6,037,000 at period-end, of which $10,743,000 related to appreciated investments and $4,707,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At August 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $37,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $79,000 for the six months ended August 31, 2003, of which $14,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended August 31, 2003, totaled $1,000.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Efficient Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 24, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 24, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 24, 2003